Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 574	$ 552	$ 650
Provision	83	112	108
Charge-offs, net of recoveries	(118)	(96)	(105)
Foreign currency translation and other	44	6	(101)
Ending balance	583	574	552
Ending balance: Individually evaluated for impairment	376	328	312
Ending balance: Collectively evaluated for impairment	207	246	240
Financing receivables, net	19,842	18,662	19,001
Ending balance: Individually evaluated for impairment	887	808	1,183
Ending balance: Collectively evaluated for impairment	18,955	17,854	17,818
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	374	394	468
Provision	72	52	81
Charge-offs, net of recoveries	(103)	(82)	(92)
Foreign currency translation and other	40	10	(63)
Ending balance	383	374	394
Ending balance: Individually evaluated for impairment	212	179	187
Ending balance: Collectively evaluated for impairment	171	195	207
Financing receivables, net	9,725	9,949	10,344
Ending balance: Individually evaluated for impairment	347	317	416
Ending balance: Collectively evaluated for impairment	9,378	9,632	9,928
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	200	158	182
Provision	11	60	27
Charge-offs, net of recoveries	(15)	(14)	(13)
Foreign currency translation and other	4	(4)	(38)
Ending balance	200	200	158
Ending balance: Individually evaluated for impairment	164	149	125
Ending balance: Collectively evaluated for impairment	36	51	33
Financing receivables, net	10,048	8,583	8,611
Ending balance: Individually evaluated for impairment	540	491	767
Ending balance: Collectively evaluated for impairment	9,508	8,092	7,844
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, net	69	130	46
Ending balance: Collectively evaluated for impairment	$ 69	$ 130	$ 46